Exhibit 99.77b

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Tridan Corp.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Tridan Corp. (the “Company”), including the schedules of investments in municipal obligations, as of April 30, 2020 and 2019, the related statements of operations for the years then ended, the statements of changes in net assets for each of the three years in the period ended April 30, 2020, the financial highlights for each of the five years in the period ended April 30, 2020, and the related notes, collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Company as of April 30, 2020 and 2019, the results of its operations for the years then ended, the changes in its net assets for each of the three years in the period ended April 30, 2020, and financial highlights for each of the five years in the period ended April 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company's management.  Our responsibility is to express an opinion on the Company’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchanges Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights and other data are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned, as of April 30, 2020 and 2019, by correspondence with the custodian.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.  We believe that our audits provide a reasonable basis for our opinion.

/s/ Mazars USA LLP

We have served as the Company’s auditor since 1980.

New York, New York
June 23, 2020